U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD

PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer WisdomTree Trust 380 Madison Avenue, 21st Floor New York, NY 10017
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree Global Equity Income Fund

WisdomTree Japan Total Dividend Fund

WisdomTree World ex-U.S. Growth Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree LargeCap Dividend Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree International Basic Materials Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree International Real Estate Fund

WisdomTree India Earnings Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree LargeCap Growth Fund

WisdomTree International Hedged Equity Fund

WisdomTree Europe Total Dividend Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree Earnings Top 100 Fund

3.	Investment Company Act File Number: 811-21864
Securities Act File Number: 333-132380
4(a).	Last day of fiscal year for which this Form is filed: 3/31/10
(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$3,066,481,683

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,881,739,876

	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$1,881,739,876

	(v)	Net sales—if item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:			$1,184,741,807

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$84,472.08

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

8.	Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]:
				=	$84,472.08

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		June 22, 2010
		CIK: 0001350487

		Method of Delivery:
		☒ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

/S/ JONATHAN L. STEINBERG
Jonathan L. Steinberg
President

By:	(Signature and Title)*

/S/ AMIT MUNI
Amit Muni
Treasurer

Date: June 23, 2010

*	Please print the name and title of the signing officer below the signature.
**	Please note that the fee for this filing was wired on June 22, 2010 and collected with the Form 24f-2 filing on June 23, 2010, accession number : B1Q8151C004338